Other current and Long Term liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Funding from partner GSK short term	$ 669	$ 734
Employee service award provision short term	263	641
Valued-added tax payable	201	251
Provision for retirement indemnity short term	0	129
Conditional grants	0	240
Total Other current liabilities	$ 1,133	$ 1,995